United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant's Telephone Number)

Karen Gilomen, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1 – March 31, 2019

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK SMALL COMPANY GROWTH FUND

March 31, 2019 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-91.5%
CONSUMER DISCRETIONARY-9.6%
	Apparel Retail-2.1%
32,408	Foot Locker, Inc.	$1,963,925

	Apparel, Accessories & Luxury Goods-0.8%
15,674	Canada Goose Holdings, Inc.(1)	752,665

	Auto Parts & Equipment-0.3%
14,000	Veoneer, Inc.(1)	320,180

	Automotive Retail-1.0%
10,623	Lithia Motors, Inc., Class A	985,283

	Education Services-2.4%
58,608	Chegg, Inc.(1)	2,234,137

	Home Furnishing & Retail-1.3%
26,919	Sleep Number Corp.(1)	1,265,193

	Restaurants-0.7%
12,942	Cheesecake Factory, Inc.	633,123

	Specialty Stores-1.0%
24,287	Dick's Sporting Goods, Inc.	894,004

TOTAL CONSUMER DISCRETIONARY		9,048,510

CONSUMER STAPLES-2.4%
	Food Retail-0.4%
19,300	Sprouts Farmers Market, Inc.(1)	415,722

	Packaged Foods & Meats-2.0%
23,989	Freshpet, Inc.(1)	1,014,495
42,968	Simply Good Foods Co.(1)	884,711
		1,899,206
TOTAL CONSUMER STAPLES		2,314,928

CONSUMER, NON-CYCLICAL-0.9%
	Healthcare-Products-0.6%
28,010	Misonix, Inc.(1)	538,632

	Pharmaceuticals-0.3%
121,156	Senseonics Holdings, Inc.(1)	296,832

TOTAL CONSUMER, NON-CYCLICAL		835,464

ENERGY-2.6%
	Energy-Alternate Sources-1.2%
38,077	TPI Composites, Inc.(1)	1,089,764
Shares/Principal Amount		Value
	Oil & Gas Exploration & Production-1.4%
62,647	EQT Corp.	$1,299,299

TOTAL ENERGY		2,389,063

FINANCIAL-0.5%
	Banks-0.5%
9,400	Pinnacle Financial Partners, Inc.	514,180

TOTAL FINANCIAL		514,180

FINANCIALS-13.0%
	Asset Management & Custody Banks-1.0%
61,132	Victory Capital Holdings, Inc., Class A(1)	918,203

	Insurance Brokers-0.9%
31,084	Health Insurance Innovations, Inc., Class A(1)	833,673

	Investment Banking & Brokerage-2.6%
45,541	Stifel Financial Corp.	2,402,743

	Life & Health Insurance-1.2%
34,337	Trupanion, Inc.(1)	1,124,193

	Regional Banks-7.3%
23,345	BancorpSouth Bank	658,796
16,169	Banner Corp.	875,875
29,682	Cadence BanCorp	550,601
29,614	CenterState Bank Corp.	705,109
33,762	First Bancorp/Southern Pines, NC	1,173,567
20,474	Franklin Financial Network, Inc.	593,951
34,078	Fulton Financial Corp.	527,527
52,504	Old National Bancorp	861,066
28,160	Trustmark Corp.	947,021
		6,893,513
TOTAL FINANCIALS		12,172,325

HEALTH CARE-19.3%
	Biotechnology-0.8%
23,517	CareDx, Inc.(1)	741,256

	Health Care Equipment-5.2%
29,846	Hill-Rom Holdings, Inc.	3,159,498
29,846	Integra LifeSciences Holdings Corp.(1)	1,663,019
		4,822,517
	Health Care Supplies-1.4%
22,218	Neogen Corp.(1)	1,275,091

	Health Care Technology-5.2%
219,275	Allscripts Healthcare Solutions, Inc.(1)	2,091,883
20,941	Teladoc Health, Inc.(1)	1,164,320
54,939	Vocera Communications, Inc.(1)	1,737,721
		4,993,924

Shares/Principal Amount		Value
	Life Sciences Tools & Services-6.7%
14,284	Charles River Laboratories International, Inc.(1)	$2,074,751
10,032	ICON PLC(1)	1,370,171
55,062	Syneos Health, Inc.(1)	2,850,009
		6,294,931
TOTAL HEALTH CARE		18,127,719

INDUSTRIALS-22.4%
	Aerospace & Defense-6.4%
56,523	Hexcel Corp.	3,909,131
24,246	Moog, Inc., Class A	2,108,190
		6,017,321
	Air Freight & Logistics-1.7%
32,120	Atlas Air Worldwide Holdings, Inc.(1)	1,623,987

	Airlines-1.5%
11,146	Allegiant Travel Co.	1,443,073

	Building Products-5.8%
44,987	AAON, Inc.	2,077,500
12,636	Lennox International, Inc.	3,340,958
		5,418,458
	Construction & Engineering-4.4%
109,810	Quanta Services, Inc.	4,144,229

	Trading Companies & Distributors-1.4%
11,414	United Rentals, Inc.(1)	1,304,050

	Trucking-1.2%
18,411	Ryder System, Inc.	1,141,298

TOTAL INDUSTRIALS		21,092,416

INFORMATION TECHNOLOGY-18.3%
	Application Software-5.4%
262,705	Cloudera, Inc.(1)	2,873,993
50,442	LivePerson, Inc.(1)	1,463,827
36,542	Nuance Communications, Inc.(1)	618,656
		4,956,476
	Data Processing & Outsourced Services-1.8%
71,206	I3 Verticals, Inc., Class A(1)	1,710,368

	Electronic Equipment & Instruments-1.6%
17,549	OSI Systems, Inc.(1)	1,537,292

	Systems Software-4.5%
94,168	FireEye, Inc.(1)	1,581,081
14,993	Qualys, Inc.(1)	1,240,521
28,401	Rapid7, Inc.(1)	1,437,375
		4,258,977
	Technology Distributors-0.9%
9,232	SYNNEX Corp.	880,640
Shares/Principal Amount		Value
	Technology Hardware, Storage & Peripherals-4.1%
175,634	Pure Storage, Inc., Class A(1)	$3,827,065

TOTAL INFORMATION TECHNOLOGY		17,170,818

MATERIALS-1.0%
	Fertilizers & Agricultural Chemicals-1.0%
11,906	Scotts Miracle-Gro Co.	935,573

TOTAL MATERIALS		935,573

TECHNOLOGY-0.9%
	Computers-0.9%
14,296	Varonis Systems, Inc.(1)	852,470

TOTAL TECHNOLOGY		852,470

UTILITIES-0.6%
	Multi-Utilities-0.6%
23,000	MDU Resources Group, Inc.	594,090

TOTAL UTILITIES		594,090

TOTAL COMMON STOCKS
(Cost 58,799,530)		86,047,556

EXCHANGE TRADED FUNDS-3.0%
18,280	iShares Russell 2000 ETF	2,798,485

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,762,872)		2,798,485

SHORT TERM INVESTMENTS-6.2%
	Mutual Funds-6.2%
5,799,467	Federated Government Obligations Fund 7-Day Yield 2.327% (at net asset value)	5,799,467

TOTAL SHORT TERM INVESTMENTS
(Cost $5,799,467)		5,799,467

TOTAL INVESTMENTS-100.7%
(Cost $67,361,869)		94,645,508
OTHER ASSETS AND LIABILITIES-NET(2)-(0.7)%		(704,523)
NET ASSETS-100.0%		$93,940,985

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2019.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GROWTH FUND

March 31, 2019 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-91.5%
CONSUMER DISCRETIONARY-17.2%
	Apparel Retail-1.9%
40,000	Burlington Stores, Inc.(1)	$6,267,200

	General Merchandise Stores-2.2%
69,000	Dollar Tree, Inc.(1)	7,247,760

	Home Improvement Retail-2.0%
34,000	Home Depot, Inc.	6,524,260

	Internet & Direct Marketing-0.9%
23,500	Expedia Group, Inc.	2,796,500

	Internet & Direct Marketing Retail-5.6%
10,250	Amazon.com, Inc.(1)	18,252,687

	Movies & Entertainment-2.6%
75,000	Walt Disney Co.	8,327,250

	Restaurants-2.0%
100,000	Restaurant Brands International, Inc.	6,511,000

TOTAL CONSUMER DISCRETIONARY		55,926,657

CONSUMER STAPLES-3.2%
	Distillers & Vintners-2.0%
36,000	Constellation Brands, Inc., Class A	6,311,880

	Packaged Foods & Meats-1.2%
75,000	Mondelez International, Inc., Class A	3,744,000

TOTAL CONSUMER STAPLES		10,055,880

FINANCIALS-7.7%
	Asset Management & Custody Banks-2.2%
16,450	BlackRock, Inc.	7,030,236

	Investment Banking & Brokerage-1.7%
132,500	Morgan Stanley	5,591,500

	Property & Casualty Insurance-1.9%
44,000	Chubb, Ltd.	6,163,520

	Regional Banks-1.9%
130,000	BB&T Corp.	6,048,900

TOTAL FINANCIALS		24,834,156
Shares/Principal Amount		Value
HEALTH CARE-19.8%
	Biotechnology-2.1%
35,000	Amgen, Inc.	$6,649,300

	Health Care - Services-0.8%
46,000	CVS Health Corp.	2,480,780

	Health Care Equipment-2.7%
110,000	Abbott Laboratories	8,793,400

	Life Sciences Tools & Services-4.6%
62,500	IQVIA Holdings, Inc.(1)	8,990,625
21,000	Thermo Fisher Scientific, Inc.	5,748,120
		14,738,745
	Managed Health Care-3.1%
40,000	UnitedHealth Group, Inc.	9,890,400

	Pharmaceuticals-6.5%
180,000	Elanco Animal Health, Inc.(1)	5,772,600
28,250	Johnson & Johnson	3,949,068
57,000	Merck & Co., Inc.	4,740,690
65,000	Zoetis, Inc.	6,543,550
		21,005,908
TOTAL HEALTH CARE		63,558,533

INDUSTRIALS-12.0%
	Aerospace & Defense-5.9%
21,500	Boeing Co.	8,200,530
39,300	Raytheon Co.	7,155,744
42,500	Spirit AeroSystems Holdings, Inc., Class A	3,890,025
		19,246,299
	Air Freight & Logistics-3.0%
53,000	FedEx Corp.	9,614,730

	Construction Machinery & Heavy Equipment-1.3%
55,000	Wabtec Corp.	4,054,600

	Industrial Conglomerates-1.2%
25,000	Honeywell International, Inc.	3,973,000

	Trucking-0.6%
13,500	Old Dominion Freight Line, Inc.	1,949,265

TOTAL INDUSTRIALS		38,837,894

INFORMATION TECHNOLOGY-30.0%
	Application Software-4.8%
20,000	Adobe, Inc.(1)	5,329,800
63,000	salesforce.com, Inc.(1)	9,977,310
		15,307,110
	Communications Equipment-7.1%
70,000	Apple, Inc.	13,296,500
30,500	Arista Networks, Inc.(1)	9,591,030
		22,887,530
	Data Processing & Outsourced Services-4.8%
38,600	Mastercard, Inc., Class A	9,088,370

Shares/Principal Amount		Value
63,000	PayPal Holdings, Inc.(1)	$6,541,920
		15,630,290
	Internet Software & Services-5.0%
3,016	Alphabet, Inc., Class C(1)	3,538,703
6,000	Alphabet, Inc., Class A(1)	7,061,340
33,500	Facebook, Inc., Class A(1)	5,584,115
		16,184,158
	IT Consulting & Other Services-1.6%
30,000	Accenture PLC, Class A	5,280,600

	Semiconductors-2.9%
31,211	Broadcom, Inc.	9,385,460

	Systems Software-3.8%
50,000	Microsoft Corp.	5,897,000
123,000	Oracle Corp.	6,606,330
		12,503,330
TOTAL INFORMATION TECHNOLOGY		97,178,478

MATERIALS-1.6%
	Specialty Chemicals-1.6%
45,000	PPG Industries, Inc.	5,079,150

TOTAL MATERIALS		5,079,150

TOTAL COMMON STOCKS
(Cost 160,305,201)		295,470,748

EXCHANGE TRADED FUNDS-2.1%
105,000	Energy Select Sector SPDR Fund	6,942,600

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,000,969)		6,942,600

SHORT TERM INVESTMENTS-7.2%
	Mutual Funds-7.2%
23,191,717	Federated Government Obligations Fund 7-Day Yield 2.327% (at net asset value)	23,191,717

TOTAL SHORT TERM INVESTMENTS
(Cost $23,191,717)		23,191,717

TOTAL INVESTMENTS-100.8%
(Cost $190,497,887)		325,605,065
OTHER ASSETS AND LIABILITIES-NET(2)-(0.8)%		(2,438,069)
NET ASSETS-100.0%		$323,166,996

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2019.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK BALANCED FUND

March 31, 2019 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-61.8%
CONSUMER STAPLES-7.5%
	Household Products-1.8%
18,500	Procter & Gamble Co.	$1,924,925

	Hypermarkets & Super Centers-1.1%
12,000	Walmart, Inc.	1,170,360

	Packaged Foods & Meats-1.9%
27,500	Conagra Brands, Inc.	762,850
25,000	General Mills, Inc.	1,293,750
		2,056,600
	Soft Drinks-2.7%
20,000	Coca-Cola Co.	937,200
16,000	PepsiCo, Inc.	1,960,800
		2,898,000
TOTAL CONSUMER STAPLES		8,049,885

CONSUMER DISCRETIONARY-1.1%
	General Merchandise Stores-1.1%
15,000	Target Corp.	1,203,900

TOTAL CONSUMER DISCRETIONARY		1,203,900

ENERGY-6.5%
	Integrated Oil & Gas-4.0%
19,100	Chevron Corp.	2,352,738
35,000	TOTAL SA, Sponsored ADR	1,947,750
		4,300,488
	Oil & Gas Refining & Marketing-1.0%
13,000	Valero Energy Corp.	1,102,790

	Pipelines-1.5%
84,000	Kinder Morgan, Inc.	1,680,840

TOTAL ENERGY		7,084,118

FINANCIALS-8.4%
	Consumer Finance-2.3%
35,000	Discover Financial Services	2,490,600

	Diversified Banks-2.4%
10,000	JPMorgan Chase & Co.	1,012,300
34,000	US Bancorp	1,638,460
		2,650,760
	Property & Casualty Insurance-1.7%
13,000	Chubb, Ltd.	1,821,040

	Regional Banks-2.0%
25,000	BB&T Corp.	1,163,250
Shares/Principal Amount		Value
8,000	PNC Financial Services Group, Inc.	$981,280
		2,144,530
TOTAL FINANCIALS		9,106,930

HEALTH CARE-10.1%
	Biotechnology-3.5%
25,000	AbbVie, Inc.	2,014,750
9,500	Amgen, Inc.	1,804,810
		3,819,560
	Health Care Equipment-1.7%
20,000	Medtronic PLC	1,821,600

	Health Care Services-0.7%
15,000	CVS Health Corp.	808,950

	Pharmaceuticals-4.2%
25,000	Merck & Co., Inc.	2,079,250
60,000	Pfizer, Inc.	2,548,200
		4,627,450
TOTAL HEALTH CARE		11,077,560

INDUSTRIALS-8.3%
	Aerospace & Defense-3.5%
3,000	Boeing Co.	1,144,260
7,250	Lockheed Martin Corp.	2,176,160
4,500	United Technologies Corp.	580,005
		3,900,425
	Airlines-0.5%
10,000	Delta Air Lines, Inc.	516,500

	Construction Machinery & Heavy Equipment-1.0%
7,800	Caterpillar, Inc.	1,056,822

	Electrical Components & Equipment-0.7%
12,000	Emerson Electric Co.	821,640

	Industrial Conglomerates-0.9%
6,000	Honeywell International, Inc.	953,520

	Miscellaneous Manufactur-1.7%
9,000	3M Co.	1,870,020

TOTAL INDUSTRIALS		9,118,927

INFORMATION TECHNOLOGY-11.9%
	Communications Equipment-7.4%
26,000	Apple, Inc.	4,938,700
58,000	Cisco Systems, Inc.	3,131,420
		8,070,120
	IT Consulting & Other Services-1.4%
23,000	Leidos Holdings, Inc.	1,474,070

	Semiconductors-3.1%
85,000	Cypress Semiconductor Corp.	1,268,200

Shares/Principal Amount		Value
20,000	Texas Instruments, Inc.	$2,121,400
		3,389,600
TOTAL INFORMATION TECHNOLOGY		12,933,790

MATERIALS-1.8%
	Chemicals-1.8%
36,666	DowDuPont, Inc.	1,954,665

TOTAL MATERIALS		1,954,665

REAL ESTATE-3.1%
	Industrial REITS-0.9%
13,000	Prologis, Inc.	935,350

	Residential REITS-1.0%
14,000	Equity Residential	1,054,480

	Specialized REITS-1.2%
10,800	Digital Realty Trust, Inc. REIT	1,285,200

TOTAL REAL ESTATE		3,275,030

TELECOMMUNICATION SERVICES-1.1%
	Integrated Telecommunication Services-1.1%
20,000	Verizon Communications, Inc.	1,182,600

TOTAL TELECOMMUNICATION SERVICES		1,182,600

UTILITIES-2.0%
	Electric Utilities-1.1%
13,025	Duke Energy Corp.	1,172,250

	Multi-Utilities-0.9%
13,250	Dominion Energy, Inc.	1,015,745

TOTAL UTILITIES		2,187,995

TOTAL COMMON STOCKS
(Cost 46,649,930)		67,175,400

CORPORATE BONDS-15.6%
	Banks-0.9%
$1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	1,011,721

	Communications Equipment-0.9%
1,000,000	Apple, Inc., 3M US L + 1.13%, 2/23/2021(1)	1,018,967

	Consumer Finance-0.5%
500,000	Capital One Financial Corp., 3M US L + 0.95%, 3/9/2022(1)	502,256

	Diversified Chemicals-0.9%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	1,001,705
Shares/Principal Amount		Value
	Industrial Gases-0.8%
$835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	$860,243

	Integrated Telecommunication Services-1.9%
1,000,000	AT&T, Inc., Sr. Unsecured Notes, 3.950%, 1/15/2025	1,021,590
1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(1)	1,015,426
		2,037,016
	Internet Software & Services-1.8%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(1)	1,992,787

	Investment Banking & Brokerage-0.9%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 1.60%, 11/29/2023(1)	1,023,132

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	504,315

	Oil & Gas Exploration & Production-0.5%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	504,310

	Packaged Foods & Meats-0.5%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	493,278

	Pharmaceuticals-1.4%
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	518,964
1,000,000	Zoetis, Inc., Sr. Unsecured Notes, 3.250%, 2/1/2023	1,011,655
		1,530,619
	Real Estate-0.7%
750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	750,655

	Regional Banks-2.3%
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	498,622
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(1)	996,177

Shares/Principal Amount		Value
$1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	$1,013,732
		2,508,531
	Software & Services-1.1%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	406,757
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	768,697
		1,175,454
TOTAL CORPORATE BONDS
(Cost $16,865,979)		16,914,989

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-2.7%
	Agency Collat PAC CMO-1.8%
1,957,958	Series 2018-126, Class DA, 3.500%, 1/20/2048	1,995,023

	Federal Home Loan Mortgage Corp.-0.6%
646,902	Series 2015-4517, Class PC, 2.500%, 5/15/2044	640,378

	Federal National Mortgage Association-0.3%
293,985	Series 2013-9, Class KB, 2.500%, 12/25/2042, REMIC	292,812

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,890,795)		2,928,213

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-11.4%
	Commercial Mortgage-Backed Securities-1.9%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,566,179
500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	505,345
		2,071,524
	Federal Home Loan Mortgage Corp.-0.2%
243,888	Pool G18527, 3.000%, 10/1/2029	247,193

	Federal National Mortgage Association-1.4%
440,065	Pool AM3301, 2.350%, 5/1/2023	438,721
369,896	Pool MA1449, 3.000%, 5/1/2028	373,561
648,043	Pool AM6756, 3.570%, 10/1/2029	682,859
		1,495,141
	FGLMC Collateral-1.7%
1,815,785	3.500%, 9/1/2033	1,860,205

	FNMA Collateral-4.6%
1,114,910	3.500%, 3/1/2039	1,137,898
1,992,884	4.000%, 1/1/2049	2,053,052
Shares/Principal Amount		Value
$1,682,059	4.000%, 2/1/2049	$1,732,337
		4,923,287
	Small Business Administration Pools-1.6%
963,640	PRIME - 2.50%, 1/25/2042(1)	966,355
770,308	PRIME - 2.60%, 7/25/2042(1)	769,622
		1,735,977
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $12,221,122)		12,333,327

U.S. GOVERNMENT AGENCY SECURITIES-2.3%
	Federal Farm Credit Banks-1.8%
2,000,000	2.450%, 11/29/2023	1,989,367

	Federal Home Loan Banks-0.5%
450,000	5.250%, 6/10/2022	491,073

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $2,447,273)		2,480,440

TAXABLE MUNICIPAL BONDS-3.2%
	Alaska-0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	515,055

	Colorado-0.1%
135,000	Colorado State Housing and Finance Authority Revenue Bonds, Series A-1, 3.900%, 10/1/2032	138,416

	Florida-0.3%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	309,255

	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	200,380

	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	283,119

	Ohio-0.9%
1,000,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032(2)	1,011,300

Shares/Principal Amount		Value
	Pennsylvania-0.5%
$500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	$526,990

	Virginia-0.5%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	516,670

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $3,471,064)		3,501,185

SHORT TERM INVESTMENTS-4.3%
	Mutual Funds-4.3%
4,631,285	Federated Government Obligations Fund 7-Day Yield 2.327% (at net asset value)	4,631,285

TOTAL SHORT TERM INVESTMENTS
(Cost $4,631,285)		4,631,285

TOTAL INVESTMENTS-101.3%
(Cost $89,177,448)		109,964,839
OTHER ASSETS AND LIABILITIES-NET(3)-(1.3)%		(1,446,708)
NET ASSETS-100.0%		$108,518,131

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
3M US L - 3 Month LIBOR as of March 31, 2019 was 2.60%
PRIME - US Prime Rate as of March 31, 2019 was 5.00%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $1,011,300 or 0.93% of net assets.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2019.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK GOVERNMENT BOND FUND

March 31, 2019 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-60.9%
	Agency Collat CMO-1.3%
$2,840,858	Series 2012-273, Class 40, 4.000%, 8/15/2042	$2,973,139

	Agency Collat PAC CMO-2.1%
5,025,965	Series 2014-25, Class PA, 2.250%, 1/20/2044	4,980,709

	Federal Home Loan Mortgage Corp.-19.5%
1,495,799	Series 2012-276, Class 25, 2.500%, 9/15/2042	1,458,182
1,066,483	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	1,051,593
477,131	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	477,411
2,241,341	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	2,230,430
3,684,178	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	3,598,126
2,218,142	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	2,176,418
2,113,189	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	2,078,127
1,496,201	Series 2013-4187, Class CA, 2.000%, 4/15/2033, REMIC	1,445,113
1,037,675	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	1,034,055
452,239	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	446,052
713,109	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	709,032
1,146,613	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	1,141,975
1,746,732	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	1,727,656
3,554,893	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	3,569,262
1,547,283	Series 2016-4546, Class TE, 2.000%, 12/15/2045, REMIC	1,513,207
826,341	Series 2016-4616, Class HP, 3.000%, 9/15/2046, REMIC	831,101
4,338,224	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	4,280,295
3,482,148	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	3,553,422
1,449,221	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	1,468,538
3,665,570	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	3,719,266
Shares/Principal Amount		Value
$3,035,241	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	$3,137,360
3,617,165	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	3,731,821
		45,378,442

	Federal National Mortgage Association-26.6%
641,727	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	669,888
1,015,482	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	1,027,760
1,857,048	Series 2003-W18, Class 2A, 4.309%, 6/25/2043, REMIC (1)	1,931,052
2,035,885	Series 2010-102, Class PE, 2.000%, 9/25/2040, REMIC	1,988,428
1,560,151	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	1,562,664
503,478	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	488,699
1,968,326	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	1,874,321
3,614,622	Series 2012-103, Class VC, 3.500%, 9/25/2029, REMIC	3,665,070
4,201,400	Series 2012-134, Class AE, 1.750%, 7/25/2040, REMIC	4,112,842
2,355,282	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	2,261,597
1,633,399	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	1,582,035
1,460,119	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	1,425,691
583,217	Series 2012-58, Class PA, 2.000%, 4/25/2042, REMIC	563,725
1,256,145	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	1,259,007
1,818,862	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	1,773,019
2,180,336	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	2,206,968
2,219,010	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	2,158,493
1,531,362	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	1,487,159
741,470	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	737,259
450,274	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	431,931
3,071,679	Series 2015-42, Class CA, 3.000%, 3/25/2044, REMIC	3,089,198
3,274,525	Series 2016-16, Class PD, 3.000%, 12/25/2044, REMIC	3,244,310
1,427,154	Series 2016-29, Class PC, 2.000%, 8/25/2045, REMIC	1,391,172
4,132,557	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	4,144,920
3,184,676	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	3,141,628

Shares/Principal Amount		Value
$2,525,355	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	$2,563,784
2,142,258	Series 2017-31, Class GA, 3.000%, 3/25/2044, REMIC	2,151,463
4,498,379	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	4,518,772
4,630,683	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	4,666,831
		62,119,686

	Government National Mortgage Association-9.8%
3,832,038	Series 2005-26, Class ZA, 5.500%, 1/20/2035	4,203,030
471,328	Series 2011-11, Class PC, 2.000%, 4/20/2040	463,774
522,256	Series 2012-48, Class MA, 2.500%, 4/16/2042	513,558
590,789	Series 2012-50, Class ED, 2.250%, 8/20/2040	585,471
1,624,288	Series 2013-38, Class KA, 1.250%, 2/20/2042	1,527,497
6,332,566	Series 2016-154, Class UP, 3.000%, 5/20/2045	6,402,389
1,269,243	Series 2016-43, Class UC, 3.500%, 3/20/2046	1,293,510
2,717,123	Series 2016-55, Class JA, 3.500%, 4/20/2046	2,764,766
5,108,957	Series 2016-77, Class MB, 2.000%, 9/20/2045	4,969,372
		22,723,367

	Other ABS-1.6%
1,903,434	Series 2015-20D, Class 1, 2.510%, 4/1/2035	1,868,254
2,006,540	Series 2016-20I, Class 1, 2.030%, 9/1/2036	1,923,404
		3,791,658

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $143,837,844)		141,967,001

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-13.9%
	Federal Home Loan Mortgage Corp.-0.3%
733,185	Pool C91361, 4.000%, 3/1/2031	763,175

	Federal National Mortgage Association-6.5%
2,758,423	Pool MA0641, 4.000%, 2/1/2031	2,869,037
1,170,686	Pool MA0695, 4.000%, 4/1/2031	1,217,589
720,855	Pool MA0756, 4.000%, 6/1/2031	749,702
1,941,013	Pool MA0818, 4.000%, 8/1/2031	2,018,883
2,341,357	Pool MA1459, 3.000%, 6/1/2033	2,370,057
2,763,097	Pool AL5169, 4.000%, 4/1/2034	2,870,811
2,097,702	Pool 995026, 6.000%, 9/1/2036	2,316,730
Shares/Principal Amount		Value
$632,334	Pool AL6620, 4.500%, 8/1/2042	$674,320
		15,087,129
	FNMA Collateral-1.1%
1,169,779	4.000%, 2/1/2042	1,199,365
1,229,798	4.500%, 6/1/2044	1,289,401
		2,488,766
	GNMA2 Collateral-2.3%
4,985,109	5.500%, 2/20/2049	5,277,575

	Government National Mortgage Association-3.7%
2,373,055	Pool A09704, 3.000%, 10/20/2036	2,382,968
2,842,533	Pool A09713, 3.000%, 4/20/2037	2,854,410
2,611,483	Pool AY5131, 3.000%, 6/20/2037	2,622,396
456,046	Pool G24828, 4.500%, 10/20/2040	467,340
395,552	Pool 589693, 4.500%, 7/15/2029	415,021
		8,742,135
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $32,592,261)		32,358,780

U.S. TREASURY BONDS-4.4%
	U.S. Treasury Bond-4.4%
8,000,000	7.625%, 2/15/2025	10,333,281

TOTAL U.S. TREASURY BONDS
(Cost $10,594,821)		10,333,281

TAXABLE MUNICIPAL BONDS-18.6%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	515,540

	California-1.9%
1,630,000	City of Fairfield CA, 4.358%, 6/1/2034	1,710,115
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	690,575
1,000,000	Santa Clara Valley, California, Transportation Authority Sales Tax Revenue, Build America Bonds, 5.876%, 4/1/2032	1,198,800
725,000	West Contra Costa, California, Unified School District Bonds, 4.194%, 8/1/2033	769,957
		4,369,447
	Colorado-0.5%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,054,050

Shares/Principal Amount		Value
	Georgia-0.4%
$705,000	Atlanta, Georgia, Independent School System Qualified School Construction Bonds, 5.657%, 3/1/2027	$834,960

	Idaho-0.4%
1,000,000	Idaho State Building Authority Building Revenue State Office Campus Project Revenue Bonds, Series B, 3.580%, 9/1/2032	1,017,300

	Indiana-0.2%
500,000	Indiana Finance Authority, Revenue Bonds, Series A, 3.166%, 7/1/2030	501,020

	Kansas-0.4%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	461,610
380,000	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds, 5.500%, 9/1/2023	387,832
		849,442
	Louisiana-0.6%
	City of New Orleans, Louisiana, Public Improvement Bonds:
515,000	Series A, 5.350%, 12/1/2027	570,774
300,000	Series A, 5.700%, 12/1/2030	336,474
500,000	Series A, 5.750%, 12/1/2033	559,660
		1,466,908
	Maryland-0.2%
465,000	Baltimore, Maryland, General Obligation Unlimited Bonds, Series C, 3.509%, 10/15/2034	466,753

	Michigan-0.7%
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	608,751
1,000,000	Michigan Strategic Fund, Revenue Bonds, 2.522%, 10/15/2023	992,040
		1,600,791
	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	508,770
Shares/Principal Amount		Value
	Mississippi-0.1%
$180,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	$182,729

	New York-1.5%
700,000	City of New York NY, 5.985%, 12/1/2036	875,105
500,000	New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds,, 4.000%, 8/1/2033	521,275
1,000,000	New York City, New York, Housing Development Corp. Revenue Bonds, Series D,, 4.253%, 11/1/2035	1,050,140
500,000	New York City, New York, Transitional Finance Authority Revenue Bonds, Series A-5, 3.580%, 8/1/2032	502,120
470,000	New York State Dormitory Authority State Personal Income Tax Revenue Build America Bonds, 5.500%, 3/15/2030	548,086
		3,496,726
	Ohio-3.6%
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,029,930
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	557,905
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	574,770
1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,091,565
1,510,000	Licking Heights, Ohio, Local School District General Obligation Unlimited Bonds, 3.300%, 12/1/2026	1,516,795
1,040,000	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds, 6.650%, 12/1/2030	1,071,283
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,107,520
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	573,350

Shares/Principal Amount		Value
$875,000	University of Akron, Ohio Revenue Bonds, Series B, 4.299%, 1/1/2033	$899,561
		8,422,679
	Oregon-0.9%
500,000	Troutdale, Oregon General Obligation Limited Bonds, 3.350%, 6/1/2026	500,095
	Washington County, Clean Water Services Sewer, Build America Revenue Bonds:
750,000	5.228%, 10/1/2025	848,715
700,000	5.701%, 10/1/2030	831,299
		2,180,109
	Pennsylvania-2.6%
1,150,000	Commonwealth Financing Authority, Revenue Bonds, Series A, 3.743%, 6/1/2029	1,188,709
	County of Clinton, Pennsylvania, General Obligation Unlimited Bonds:
370,000	3.780%, 12/1/2029	379,783
285,000	3.880%, 12/1/2030	293,114
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,030,770
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	1,004,370
2,000,000	State Public School Building Authority, Pennsylvania Qualified School Construction Revenue Bonds, Series C, 5.088%, 9/15/2029	2,252,320
		6,149,066
	South Carolina-0.2%
415,000	Greer Trust, South Carolina, Important Projects Revenue Bonds, Series A, 3.722%, 12/1/2031	420,092

	Tennessee-0.5%
1,000,000	Tennessee State School Bond Authority, Qualified School Construction Bonds, 4.848%, 9/15/2027	1,134,120

	Texas-2.9%
500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	547,975
500,000	City of El Paso, Texas, General Obligation Bonds,, 4.944%, 8/15/2033	545,710
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	550,015
Shares/Principal Amount		Value
$1,000,000	North East Texas Independent School District, Qualified School Construction Bonds, 5.240%, 8/1/2027	$1,168,550
1,015,000	Stephen F Austin State University, 4.192%, 10/15/2035	1,049,997
545,000	Texas State A & M University Revenue Bonds, Series C, 4.772%, 5/15/2033	585,046
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,361,074
		6,808,367
	Utah-0.1%
250,000	Utah Municipal Power Agency, Revenue Bonds, Series A, 3.237%, 7/1/2028	250,627

	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	199,930
345,000	Series D, 5.000%, 6/1/2028	337,375
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	248,873
		786,178
	Wisconsin-0.2%
430,000	Stanley, Wisconsin, Water & Sewer System Revenue Bonds, Series A, 3.570%, 5/1/2031	432,614

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $42,532,605)		43,448,288

NON-TAXABLE MUNICIPAL BONDS-0.6%
	Ohio-0.5%
1,000,000	City of Columbus OH, 4.070%, 4/1/2033	1,065,300

	Wisconsin-0.1%
305,000	City of Wauwatosa WI, 4.200%, 11/1/2034	321,004

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $1,305,000)		1,386,304

	Shares/Principal Amount	Value
	SHORT TERM INVESTMENTS-0.4%
	Mutual Funds-0.4%
927,148	Federated Government Obligations Fund 7-Day Yield 2.327% (at net asset value)	$927,148

	TOTAL SHORT TERM INVESTMENTS
	(Cost $927,148)	927,148

	TOTAL INVESTMENTS-98.8%
	(Cost $231,789,679)	230,420,802
	OTHER ASSETS AND LIABILITIES-NET(2)-1.2%	2,801,519
	NET ASSETS-100.0%	$233,222,321

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2019.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2019 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-98.7%
	Alabama-0.9%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$1,012,361

	Arizona-0.4%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	536,480

	Ohio-1.1%
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,277,188

	West Virginia-96.3%
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,623,825
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,191,703
400,000	4.000%, 5/1/2024	411,116
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	303,540
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	204,182
100,000	Series B, 2.600%, 12/1/2023	102,426
100,000	Series B, 2.800%, 12/1/2024	102,662
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	381,551
450,000	Series C, 3.400%, 12/1/2034	460,638
345,000	Series D, 3.000%, 12/1/2024	361,650
585,000	Series D, 3.000%, 12/1/2025	614,186
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	413,406
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	326,340
950,000	5.000%, 6/1/2028	1,122,444
655,000	5.000%, 6/1/2029	770,686
Shares/Principal Amount		Value
$620,000	Series A, 5.300%, 3/1/2029	$621,730
285,000	Series C, 3.500%, 10/1/2025	286,761
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,193,311
1,100,000	3.000%, 6/1/2026	1,162,337
965,000	3.000%, 6/1/2027	1,012,015
100,000	3.000%, 6/1/2030	102,866
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	202,693
205,000	3.750%, 6/1/2025	213,452
215,000	3.850%, 6/1/2026	223,995
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	265,040
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	608,846
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	194,152
190,000	Series A, 3.000%, 3/1/2026	199,918
620,000	Series A, 4.000%, 3/1/2029	679,235
405,000	Series A, 3.500%, 12/1/2030	416,425
260,000	Series B, 3.000%, 10/1/2028	265,210
310,000	Series B, 4.000%, 6/1/2031	335,287
135,000	Series E, 3.000%, 6/1/2023	135,241
135,000	Series E, 3.300%, 6/1/2025	135,505
125,000	Series E, 3.400%, 6/1/2026	125,454
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	338,225
275,000	4.000%, 7/1/2032	299,057
	City of Clarksburg, West Virginia, Water Revenue Bonds:
600,000	Series A, 2.200%, 9/1/2019	598,956
170,000	Series E, 3.000%, 6/1/2020	170,554
180,000	Series E, 3.000%, 6/1/2022	180,569
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	520,905
500,000	4.000%, 7/1/2024	503,210
605,000	3.000%, 7/1/2025	606,192
575,000	3.100%, 7/1/2026	576,132
1,000,000	3.150%, 7/1/2027	1,001,660
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	311,340
300,000	3.000%, 11/1/2028	307,947

Shares/Principal Amount		Value
$120,000	City of Kingwood, West Virginia, Sewer System Revenue Bonds, 4.000%, 10/1/2020	$120,110
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023	250,258
490,000	Series A, 3.500%, 9/1/2027	490,720
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	232,756
600,000	Series B, 4.000%, 12/1/2027	622,578
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	534,020
535,000	Series A, 3.000%, 6/1/2029	550,199
555,000	Series A, 3.000%, 6/1/2030	567,554
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	110,516
225,000	Series C, 3.400%, 11/1/2031	226,201
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	384,336
	Fairmont State University, West Virginia, Revenue Bonds:
725,000	Series A, 5.000%, 6/1/2022	773,285
765,000	Series A, 5.000%, 6/1/2024	871,251
1,400,000	Series B, 3.000%, 6/1/2024	1,426,390
1,000,000	Series B, 3.100%, 6/1/2025	1,019,790
1,510,000	Fayette County, West Virginia Board of Education Pass Through Certificates Revenue Bonds, 3.250%, 10/1/2033(1)	1,510,242
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	339,018
380,000	Series A, 3.000%, 1/1/2031	355,175
1,660,000	Series A, 4.250%, 1/1/2035	1,715,228
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	311,550
250,000	Series A, 4.000%, 2/1/2023	259,898
450,000	Series A, 3.000%, 2/1/2025	459,504
750,000	Series A, 3.125%, 2/1/2026	766,320
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,463,634
Shares/Principal Amount		Value
$200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	$207,500
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,044,210
1,000,000	Series A, 4.000%, 12/1/2029	1,103,390
1,210,000	Series A, 4.000%, 12/1/2030	1,324,393
1,000,000	Series A, 4.000%, 12/1/2031	1,084,040
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,831,356
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	627,810
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,630,835
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	269,211
1,250,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,303,250
500,000	State of West Virginia, 5.000%, 6/1/2033	609,260
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	687,614
1,220,000	3.000%, 6/1/2023	1,283,940
795,000	3.000%, 6/1/2026	832,715
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
3,000,000	Series A, 5.375%, 7/1/2021	3,200,790
2,505,000	Series C, 5.375%, 7/1/2021	2,672,660
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	608,520
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	695,782
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,829,643
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile):
500,000	5.000%, 6/1/2022	533,410

Shares/Principal Amount		Value
$1,000,000	4.000%, 6/1/2023	$1,047,100
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,338,829
755,000	Series B, 3.500%, 11/1/2026	791,406
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	922,015
860,000	4.750%, 6/1/2022	861,900
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,666,632
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,669,112
315,000	Series A, 3.375%, 6/1/2029	326,803
365,000	Series B, 3.375%, 10/1/2023	378,483
390,000	Series B, 3.500%, 10/1/2024	404,836
415,000	Series B, 3.625%, 10/1/2025	431,314
435,000	Series B, 3.750%, 10/1/2026	452,922
545,000	Series C, 3.000%, 6/1/2023	568,642
310,000	Series C, 3.500%, 6/1/2030	321,929
515,000	Series D, 5.000%, 6/1/2025	605,213
600,000	Series D, 3.250%, 6/1/2028	621,282
330,000	Series D, 3.375%, 6/1/2029	342,365
355,000	Series D, 3.500%, 6/1/2030	368,660
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
500,000	3.000%, 12/15/2019	502,010
550,000	2.500%, 12/15/2022	550,297
	West Virginia Economic Development Authority Lottery Revenue Bonds:
305,000	Series A, 5.000%, 6/15/2028	317,633
1,000,000	Series A, 5.000%, 7/1/2032	1,187,360
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,551,585
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	2,029,653
10,000	Series A, 3.750%, 4/1/2019	10,000
225,000	Series A, 3.750%, 4/1/2019	225,000
10,000	Series A, 4.000%, 4/1/2020	10,251
395,000	Series A, 4.000%, 4/1/2020	404,460
485,000	Series A, 5.000%, 4/1/2026	501,936
360,000	Series B, 3.200%, 4/1/2024	372,884
375,000	Series B, 3.375%, 4/1/2025	390,259
385,000	Series B, 3.500%, 4/1/2026	401,532
400,000	Series B, 3.600%, 4/1/2027	416,960
Shares/Principal Amount		Value
$1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	$1,084,790
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	616,806
500,000	West Virginia Housing Development Fund, 3.375%, 11/1/2034	512,105
	West Virginia Housing Development Fund Revenue Bonds:
325,000	Series A, 3.600%, 5/1/2022	332,969
1,340,000	Series A, 3.200%, 11/1/2023	1,367,162
25,000	Series A, 3.800%, 11/1/2024	25,025
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	518,645
700,000	Series A, 3.125%, 7/1/2026	727,930
370,000	Series B, 4.000%, 7/1/2023	380,663
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	581,160
515,000	Series A, 5.000%, 7/1/2026	583,114
535,000	Series A, 5.000%, 7/1/2027	604,357
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	308,469
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	510,585
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	527,565
675,000	West Virginia State Housing Development Bonds, Series B, 3.800%, 11/1/2035	684,578
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	515,775
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	324,749
340,000	Series A, 2.550%, 10/1/2021	319,229
1,150,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	1,350,641
	West Virginia University Revenue Bonds (West Virginia University Project):
500,000	Series A, 5.000%, 10/1/2027	551,425
345,000	Series B, 5.000%, 10/1/2025	371,379
750,000	Series B, 4.125%, 10/1/2031	783,112

Shares/Principal Amount		Value
$500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	$575,545
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	3,068,690
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	480,897
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	270,188
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,504,117
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	630,888
600,000	Series A-II, 3.250%, 11/1/2025	629,790
550,000	Series A-II, 5.000%, 11/1/2025	653,229
650,000	Series A-II, 5.000%, 11/1/2026	785,258
800,000	Series A-II, 3.000%, 11/1/2027	840,176
300,000	Series A-II, 3.125%, 11/1/2028	313,962
725,000	Series B-II, 4.000%, 11/1/2025	781,710
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	299,980
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	606,960
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,044,200
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	893,119
		111,877,642
TOTAL MUNICIPAL BONDS
(Cost $111,565,096)		114,703,671
Shares/Principal Amount	Value
SHORT TERM INVESTMENTS-0.4%
Mutual Funds-0.4%
492,822	Federated Government Obligations Fund 7-Day Yield 2.327% (at net asset value)	$492,822

TOTAL SHORT TERM INVESTMENTS
(Cost $492,822)	492,822

TOTAL INVESTMENTS-99.1%
(Cost $112,057,918)	115,196,493
OTHER ASSETS AND LIABILITIES-NET(2)-0.9%	1,014,022
NET ASSETS-100.0%	$116,210,515

(1)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to a value of $1,510,242 or 1.30% of net assets.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2019.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
WESMARK TACTICAL OPPORTUNITY FUND

March 31, 2019 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-96.5%
BROAD DOMESTIC FIXED INCOME-24.7%
700	iShares® 20+ Year Treasury Bond ETF	$88,508
75,392	iShares® Floating Rate Bond ETF	3,838,206
67,054	Vanguard Total Bond Market ETF	5,443,444

TOTAL BROAD DOMESTIC FIXED INCOME		9,370,158

COMMODITIES-4.9%
15,210	SPDR® Gold Shares(1)	1,855,772

TOTAL COMMODITIES		1,855,772

INTERNATIONAL (EX. U.S.) EQUITY-11.4%
25,743	iShares® Edge MSCI USA Quality Factor ETF	2,279,543
31,586	iShares® MSCI EAFE ETF	2,048,668

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		4,328,211

INVESTMENT GRADE CORPORATE FIXED INCOME-10.0%
47,517	Vanguard® Short-Term Corporate Bond ETF	3,789,956

TOTAL INVESTMENT GRADE CORPORATE FIXED INCOME		3,789,956

U.S. SECTOR FOCUSED EQUITY-29.5%
32,649	Consumer Staples Select Sector SPDR® Fund	1,831,935
11,305	Energy Select Sector SPDR® Fund	747,487
42,142	Financial Select Sector SPDR® Fund	1,083,471
11,670	Health Care Select Sector SPDR® Fund	1,070,722
5,638	iShares Expanded Tech Sector ETF	1,162,612
3,066	iShares® U.S. Medical Devices ETF	709,871
12,741	SPDR® S&P 500® ETF Trust	3,599,078
16,412	Utilities Select Sector SPDR® Fund	954,686

TOTAL U.S. SECTOR FOCUSED EQUITY		11,159,862

U.S. SMALL AND MID CAP EQUITY-3.2%
7,905	iShares® Russell 2000® ETF	1,210,177

TOTAL U.S. SMALL AND MID CAP EQUITY		1,210,177

U.S. VALUE COMPANY FOCUSED EQUITY-12.8%
61,936	Vanguard® Mega Cap Value ETF	4,832,866
	Shares/Principal Amount	Value
	TOTAL U.S. VALUE COMPANY FOCUSED EQUITY	$4,832,866

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $34,950,776)	36,547,002

	PURCHASED OPTIONS-0.0%(2)
5	iShares 20+ Year Treasury Bond ETF, Expires 4/18/2019, Exercise Price , Notional Value $63,220	15

	TOTAL PURCHASED OPTIONS
	(Cost $263)	15

	SHORT TERM INVESTMENTS-1.9%
	Mutual Funds-1.9%
733,954	Federated Government Obligations Fund 7-Day Yield 2.327% (at net asset value)	733,954

TOTAL SHORT TERM INVESTMENTS
	(Cost $733,954)	733,954

	TOTAL INVESTMENTS-98.4%
	(Cost $35,684,993)	37,280,971
	OTHER ASSETS AND LIABILITIES-NET(3)-1.6%	602,277
	NET ASSETS-100.0%	$37,883,248

(1)	Non-income producing security.
(2)	Amount represents less than 0.05% of net assets.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2019.

See accompanying Notes to Quarterly Portfolio of Investments.

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
iShares 20+ Year Treasury Bond ETF	$122	04/18/2019	2	$(143)	$25,288	$(894)
SPDR Gold Shares	$126	04/18/2019	50	(5,223)	610,050	(850)
				$(5,366)	$635,338	$(1,744)

Notes to Quarterly Portfolio of Investments

March 31, 2019 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2019, in valuing the Funds’ investments carried at value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$86,047,556	$–	$–	$86,047,556
Exchange Traded Funds	2,798,485	–	–	2,798,485
Short Term Investments	5,799,467	–	–	5,799,467
Total	$94,645,508	$–	$–	$94,645,508

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$295,470,748	$–	$–	$295,470,748
Exchange Traded Funds	6,942,600	–	–	6,942,600
Short Term Investments	23,191,717	–	–	23,191,717
Total	$325,605,065	$–	$–	$325,605,065

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$67,175,400	$–	$–	$67,175,400
Corporate Bonds	–	16,914,989	–	16,914,989
U.S. Government Agency - Collateralized Mortgage Obligations	–	2,928,213	–	2,928,213
U.S. Government Agency - Mortgage Backed Securities	–	12,333,327	–	12,333,327
U.S. Government Agency Securities	–	2,480,440	–	2,480,440
Taxable Municipal Bonds	–	3,501,185	–	3,501,185
Short Term Investments	4,631,285	–	–	4,631,285
Total	$71,806,685	$38,158,154	$–	$109,964,839

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$141,967,001	$–	$141,967,001
U.S. Government Agency - Mortgage Backed Securities	–	32,358,780	–	32,358,780
U.S. Treasury Bonds	–	10,333,281	–	10,333,281
Taxable Municipal Bonds	–	43,448,288	–	43,448,288
Non-Taxable Municipal Bonds	–	1,386,304	–	1,386,304
Short Term Investments	927,148	–	–	927,148
Total	$927,148	$229,493,654	$–	$230,420,802

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$114,703,671	$–	$114,703,671
Short Term Investments	492,822	–	–	492,822
Total	$492,822	$114,703,671	$–	$115,196,493

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$36,547,002	$–	$–	$36,547,002
Purchased Options	15	–	–	15
Short Term Investments	733,954	–	–	733,954
Total	$37,280,971	$–	$–	$37,280,971

Other Financial Instruments
Liabilities
Written Options	$(1,744)	$–	$–	$(1,744)
Total	$(1,744)	$–	$–	$(1,744)

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2019. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2019, 24% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 29, 2019

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 29, 2019